Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Since 2016, the Compensation Committee has not granted stock options or similar awards as part of our equity compensation programs outside of one-time inducement grants made to Mr. Rasmus in connection with his hire.
Award Timing Method	Since 2016, the Compensation Committee has not granted stock options or similar awards as part of our equity compensation programs outside of one-time inducement grants made to Mr. Rasmus in connection with his hire. We do not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. We do not grant stock options or similar awards during periods in which there is material nonpublic information about our Company, including (i) during “blackout” periods or outside a "trading window" established in connection with the public release of earnings information under our Insider Trading Policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options or similar awards during periods in which there is material nonpublic information about our Company
MNPI Disclosure Timed for Compensation Value	false